Property and equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	€ 42,175	€ 37,537
Property and equipment, net	13,075	15,905
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	54,693	52,329
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,865	6,865
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	28,867	26,643
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,916	15,795
Property and equipment, net	1,300	1,800
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,045	3,026
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 557	€ 1,113